SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		11 Months Ended	12 Months Ended								83 Months Ended	86 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2007	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Mar. 31, 2014
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$ (1,468)	$ (439)	$ (1,682)		$ (3,325)		$ (3,473)	$ (1,344)	$ (826)	$ (348)	$ (449)	$ (11,447)	$ (12,915)
Less: accumulated dividend on preferred stock	0	0			0		(109)
Net Income (Loss) Available to Common Stockholders, Basic, Total	(1,468)	(439)			(3,325)		(3,582)
Weighted Average Number of Shares Outstanding, Basic and Diluted	52,675,917	39,780,681		52,675,917	45,267,803	39,780,681	37,163,002
Basic net (loss) per share (in dollors per share)	$ (0.03)	$ (0.01)		$ (0.03)	$ (0.07)	$ (0.01)	$ (0.10)
Common Stock [Member]
Basic & Diluted net (loss) per share:
(Loss) from continuing operations			$ 0		$ 0			$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted	52,675,917	28,164,315			38,464,166		28,224,082
Series A Preferred Stock [Member]
Basic & Diluted net (loss) per share:
Weighted Average Number of Shares Outstanding, Basic and Diluted	0	11,616,366			6,803,637		8,938,920